SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Fixed Assets	Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, which range from three to seven years:

Classification	Life
Machinery and equipment	3-7 years
Automobiles	5 years
Computer and office equipment	5 years
Website development costs	3 years
Fixed assets consist of the following at March 31, 2024 and December 31, 2023, in thousands:

	March 31, 2024	December 31, 2023
Machine and equipment	$191	$191
Automobiles	102	102
Website development costs	290	290
Computer and office equipment	9	11
Software development costs	493	437
	1,085	1,031
Less accumulated depreciation	(248)	(185)
	$837	$846
Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, which range from three to seven years:

Classification	Life
Machinery and equipment	3-7 years
Automobiles	5 years
Computer and office equipment	5 years
Website development costs	3 years
Fixed assets consist of the following at December 31, 2023 and 2022, in thousand:

	December 31, 2023	December 31, 2022
Machine and equipment	$ 191	$173
Automobiles	102	63
Website development costs	290	49
Computer and office equipment	11	8
Software development costs	437	114
	1,031	407
Less accumulated depreciation	(185)	(59)
	$846	$348

Schedule of Fair Value Assets Measured on Recurring Basis
The following table presents balances of the forward purchase agreement with significant unobservable inputs (Level 3) as of March 31, 2024, in thousands:

	Fair Value Measurements as of March 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Purchase Agreement	$—	$—	$2,755	$2,755
Total	$—	$—	$2,755	$2,755

The following table presents balances of the forward purchase agreement with significant unobservable inputs (Level 3) as of December 31, 2023, in thousand:

	Fair Value Measurements as of December 31, 2023 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Purchase Agreement	$—	$—	$2,982	$2,982
Total	$—	$—	$2,982	$2,982

Schedule of Fair Value Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents changes of the forward purchase agreement with significant unobservable inputs (Level 3) for the three months ended March 31, 2024, in thousands:

Forward Purchase Agreement
Balance December 31, 2023	$2,982
Change in fair value	(227)
Balance March 31, 2024	$2,755

The following table presents changes of the forward purchase agreement with significant unobservable inputs (Level 3) for the year ended December 31, 2023, in thousand:

Forward Purchase Agreement
Balance December 31, 2022	$—
Cash funded	18,911
Proceeds	(2,525)
Change in fair value	(13,403)
Balance December 31, 2023	$2,983

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The Company measures the forward purchase agreement using a Monte Carlo simulation valuation model using the following assumptions:

Three months ended March 31, 2024
Volume Weighted average stock price (“VWAP”)	$3.54
Initial Price	$10.81
Expected Volatility	91.0%
Term	1.68
Risk-free Rate	4.7%

The Company measures the forward purchase agreement using a Monte Carlo simulation valuation model using the following assumptions:

For the Year Ended December 31, 2023
Volume Weighted average stock price (“VWAP”)	$3.82
Initial Price	$10.81
Expected Volatility	87.0%
Term	1.92
Risk-free Rate	4.2%

Schedule of Disaggregation of Revenue
The Company generated $13.2 million of revenue during the three months ended March 31, 2024 broken down as follows, in thousands:

Aircraft sales	$—
Charter flight revenue	11,516
Aircraft Management revenue	1,695
Total	$13,211
The Company generated $15.7 million of revenue during the three months ended March 31, 2023 broken down as follows, in thousands:

Aircraft sales	$5,710
Charter flight revenue	6,684
Aircraft management revenue	3,271
Total	$15,665

The Company has generated $73.3 million of revenue during the year ended December 31, 2023. The revenue is broken down as follows for the year ended December 31, 2023 in thousands:
Aircraft sales	$21,443
Charter flight revenue	$37,787
Aircraft Management revenue	$14,108
Total	$73,338
The Company has generated $96.7 million of revenue during the year ended December 31, 2022. The revenue is broken down as follows for the year ended December 31, 2022 in thousands:
Aircraft sales	$67,695
Charter flight revenue	$14,417
Aircraft management revenue	$14,594
Total	$96,706